Pension obligations	12 Months Ended
Dec. 31, 2022
Employee Benefits [Abstract]
Pension obligations	Pension obligations The Swiss pension plan is classified as a defined benefit plan under IFRS. Certain employees of the UK subsidiary are covered by local defined contribution plans. Pension costs for these plans are charged to the consolidated statement of operation when incurred.
Swiss pension plan
The Company contracted with the Swiss Life Collective BVG Foundation based in Zurich for the provision of occupational benefits. All benefits in accordance with the regulations are reinsured in their entirety with Swiss Life SA within the framework of the corresponding contract. This pension solution fully reinsures the risks of disability, death and longevity with Swiss Life. Swiss Life invests the vested pension capital and provides a 100% capital and interest guarantee. The pension plan is entitled to an annual bonus from Swiss Life comprising the effective savings, risk and cost results.
Although, as is the case with many Swiss pension plans, the amount of ultimate pension benefit is not defined, certain legal obligations of the plan create constructive obligations on the employer to pay further contributions to fund an eventual deficit; this results in the plan nevertheless being accounted for as a defined benefit plan.
In 2022, the guaranteed interest to be credited to employees' savings was 1% for mandatory retirement savings and 0.25% for supplementary retirement savings. The rate for converting mandatory savings to an annuity at age 65 for male employees and age 64 for female employees will decrease from 6.5% in 2022 to 6.2% in 2023 and 5.9% in 2024. The rate for converting supplementary savings to an annuity decreases from 4.712% in 2022 to 4.4855% starting in 2023 for male and decreases from 4.7626% in 2022 to 4.5411% in 2023 for female employees.
The Swiss defined benefit plan scheme is valued by independent actuaries every year using the projected unit credit method. The latest actuarial valuation was carried out as at December 31, 2022.
The net amount recognized on the balance sheet comprises:

(in KUSD)	December 31, 2022	December 31, 2021
Present value of defined benefit obligation for funded plan	12,446	14,919
Fair value of plan assets	(12,446)	(11,267)
Deficit of funded plan: liability on the balance sheet	—	3,652
The movement in the net defined benefit obligation over the year is as follows:

(in KUSD)	Present value of obligation		Fair value of plan assets	Total
Defined benefit plan - pension costs:
January 1, 2021	11,809		(8,266)	3,543
Current service cost	1,080		—	1,080
Impact of plan changes	(651)		—	(651)
Interest cost / (income)	23		(16)	7
Defined benefit plan - pension costs	452		(16)	436
Employee contributions	404		(404)	—
Employer contributions	—		(801)	(801)
Transfers from joiners' previous plans	1,968		(1,968)	—
	2,372		(3,173)	(801)
Exchange differences	(382)		269	(113)
Remeasurements:
Change in financial assumptions	(310)		—	(310)
Other actuarial losses	978		—	978
Plan asset gains	—		(81)	(81)
Remeasurements	668	668	(81)	587
December 31, 2021	14,919		(11,267)	3,652

(in KUSD)	Present value of obligation		Fair value of plan assets	Total
Defined benefit plan - pension costs:
January 1, 2022	14,919		(11,267)	3,652
Current service cost	1,234		—	1,234
Impact of plan changes	(171)		—	(171)
Interest cost / (income)	53		(40)	13
Defined benefit plan - pension costs	1,116		(40)	1,076
Employee contributions	466		(466)	—
Employer contributions	—		(967)	(967)
Transfers from joiners' previous plans	6		(6)	—
	472		(1,439)	(967)
Exchange differences	(223)		177	(46)
Remeasurements:
Change in financial assumptions	(3,445)		—	(3,445)
Other actuarial (gains) losses	(393)		194	(199)
Plan asset gains	—		(71)	(71)
Remeasurements	(3,838)	(3,838)	123	(3,715)
December 31, 2022	12,446		(12,446)	—
The positive impact of plan changes for 2022 was due to the further decrease of conversion rates for the supplementary retirement savings. Other actuarial gains in 2022 of KUSD 199 were mostly due to the increase in the discount rate. Changes in the financial assumptions in the following tables resulted in a positive balance of the funded status of the defined benefit obligations of KUSD 194. Due to the non-materiality of the amount the Company decided to record the KUSD 194 in other actuarial gains and present a nil balance of defined benefit obligations.

The positive impact of plan changes for 2021 was due to the further decrease of conversion rates for the supplementary retirement savings. Other actuarial losses in 2021 of KUSD 978 were due to increases in the plan participants’ vested benefits. Changes in the financial assumptions resulted in a decrease to the defined benefit obligations.
The present value of the defined benefit obligation related to 30 active employees based in Switzerland (2021: 31 active employees).
The principal actuarial assumptions used for accounting purposes are as follows for all periods presented:

	2022	2021
Discount rate	2.30%	0.35%
Interest credited on savings accounts	2.30%	0.35%
Future salary increases	1.50%	1.50%
Future pension increases	0.00%	0.00%
Assumptions regarding future mortality experience are set based on actuarial advice provided in accordance with published statistics and experience in each territory.
Mortality assumptions for Switzerland are based on the LPP 2020 mortality generational tables for 2022 and 2021. The average life expectancy in years after retirement of a pensioner retiring at age 65 (male) and 64 (female) on the balance sheet date is as follows:

	2022	2021
Male	22.70	22.57
Female	25.48	25.37
The sensitivity of the defined benefit obligation and of the service cost to changes in the weighted principal assumption is:

2022	Increase in assumption	Impact on defined benefit obligation and service cost	Decrease in assumption	Impact on defined benefit obligation and service cost
Discount rate	0.25%	(4.00)%	(0.25)%	4.30%
Future salary increases	0.50%	0.30%	(0.50)%	(0.30)%
Interest credited on savings accounts	0.50%	2.20%	(0.50)%	(2.10)%
Future pension increases	0.50%	5.60%	(0.50)%	(5.10)%

2021	Increase in assumption	Impact on defined benefit obligation and service cost	Decrease in assumption	Impact on defined benefit obligation and service cost
Discount rate	0.25%	(4.90)%	(0.25)%	5.30%
Future salary increases	0.50%	0.60%	(0.50)%	(0.60)%
Interest credited on savings accounts	0.50%	2.70%	(0.50)%	(2.60)%
Future pension increases	0.50%	6.70%	(0.50)%	(6.10)%
The above sensitivity analyses are based on a change in an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. When calculating the sensitivity of the defined benefit obligation to significant actuarial assumptions the same method (present value of the defined benefit obligation calculated with the projected unit credit method at the end of the reporting period) has been applied as when calculating the pension liability recognized within the statement of financial position.
The methods and types of assumptions used in preparing the sensitivity analysis did not change compared to the prior period.
Expected employer contributions to the defined benefit plan for the year ending December 31, 2023 amount to KUSD 853.
The weighted average duration of the defined benefit obligation is 16.9 years (2021: 20.5 years).
Asset-liability strategy
The Swiss Life Collective BVG Foundation, to which the pension plan is affiliated, manages its funds in the interests of all members, with due attention to the priorities of liquidity, security and return. The Company’s pension plan benefits from the economies of scale and diversification of risk available through this affiliation.
Investments by asset class
Investments by asset class are as follows:

(in KUSD)	December 31, 2022	December 31, 2021
Cash	793	85
Bonds	6,586	6,320
Shares	553	531
Real estates and mortgages	3,602	3,457
Alternative investments	912	875
	12,446	11,268
Defined benefit plan reserves
The movement in the defined benefit plan reserves (included in “Other reserves”) is as follows:

(in KUSD)	2022	2021
January 1	(3,281)	(2,694)
Remeasurements of defined benefit pension plan	3,715	(587)
December 31	434	(3,281)